Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment, net	$ 26,771	$ 22,777
Right of use asset, net	17,166	20,098
Intangible assets, net	987	899
Investments held at fair value	397,179	530,161
Investments in associates	0	0
Lease receivable – long-term	1,285	1,700
Other non-current assets	810	11
Total non-current assets	444,197	575,645
Current assets
Trade and other receivables	3,174	2,558
Income tax receivable	4,514	0
Prepaid expenses	10,755	5,405
Lease receivable – short-term	415	381
Other financial assets	2,124	2,124
Short-term note from associate	15,120	0
Cash and cash equivalents	465,708	403,881
Total current assets	501,809	414,348
Total assets	946,006	989,994
Equity
Share capital	5,444	5,417
Share premium	289,303	288,978
Merger reserve	138,506	138,506
Translation reserve	469	469
Other reserves	(40,077)	(24,050)
Retained earnings/(accumulated deficit)	199,871	260,429
Equity attributable to the owners of the Company	593,515	669,748
Non-controlling interests	(9,368)	(16,209)
Total equity	584,147	653,539
Non-current liabilities
Deferred tax liability	89,765	108,626
Lease liability, non-current	29,040	32,088
Long-term loan	14,261	14,818
Liability for share based awards	2,659	0
Total non-current liabilities	135,725	155,531
Current liabilities
Deferred revenue	65	1,472
Lease liability, current	3,950	3,261
Trade and other payables	35,817	21,826
Subsidiary
Notes payable	3,916	26,455
Warrant liability	6,787	8,206
Preferred shares	174,017	118,972
Current portion of long-term loan	857	0
Other current liabilities	726	732
Total current liabilities	226,135	180,924
Total liabilities	361,859	336,455
Total equity and liabilities	$ 946,006	$ 989,994